Reconciliation of operating profit (loss) from segments to consolidated [Table] (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment operating loss	€ (1,736)	€ (2,755)	€ (2,030)
Foreign currency exchange gain (loss), net	(431)	(1,230)	(733)
FinancialExpenseIncomeNet	1,771	(901)	(4,594)
Income tax (expense) benefit	(116)	(135)	(118)
Net income (loss)	€ (512)	€ (5,021)	€ (7,475)